Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Summary of composition of income tax expenses

	For the Year
	Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax	(5,890)	8,788	365
Deferred income tax	1,417	(16,793)	(1,648)
Total	(4,473)	(8,005)	(1,283)

Summary of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2018	2019	2020
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(11.04)%	(8.81)%	(3.65)%
Tax effect of permanent differences	0.88%	(1.73)%	2.78%
Changes in valuation allowance	(12.12)%	(12.97)%	(23.72)%
Effective income tax rate	2.72%	1.49%	0.41%

Schedule of Effect of Preferential Tax

	For the Year
	Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax effect of preferential tax treatment	18,137	47,453	11,440
Basic and diluted loss per share effect	0.04	0.11	0.03

Schedule of deferred tax assets and liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Advances from customers	6,015	10,020
Accrued payroll and expenses	3,377	8,613
Allowances of credit losses	5,035	10,835
Allowances of impaired assets	1,804	1,804
Net operating loss carry-forwards	84,925	210,359
Advertising expenses in excess of deduction limit	12,250	4,519
Amortization of intangible assets	1,737	3,197
Total deferred tax assets	115,143	249,347
Less: Valuation allowance	(115,143)	(249,347)
Total deferred tax assets, net	—	—

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	5,801	5,146
Total deferred tax liabilities	5,801	5,146

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	33,980	45,618	115,143
Additions	20,678	80,468	153,830
Reversals	(9,040)	(10,943)	(19,626)
Balance at end of the year	45,618	115,143	249,347